TRADE ACCOUNTS RECEIVABLE, NET (Details Textual)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2018 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Doubtful Accounts	¥ (841,242)	$ (127,080)	¥ 1,766,286	¥ 14,475,074
Contract Receivable, Due in Next Twelve Months	1,954,978				$ 295,323
Contract Receivable, Due in Year Two	3,100,000				468,292
Contract Receivable, Due in Year Three	1,300,000				$ 196,380
Third Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Doubtful Accounts	¥ (1,013,100)	$ (153,041)	¥ 1,137,238	¥ 1,650,745